Aptus Defined Risk ETF
Schedule of Investments
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 91.4%		Shares	Value
Investment Grade Corporate Bonds - 91.4%
Invesco BulletShares 2029 Corporate Bond ETF		3,161,697	$58,950,473
Invesco BulletShares 2030 Corporate Bond ETF (a)		8,198,612	137,039,799
Invesco BulletShares 2031 Corporate Bond ETF (a)		9,478,630	156,018,250
Invesco BulletShares 2032 Corporate Bond ETF (a)		7,789,150	160,222,815
Invesco BulletShares 2033 Corporate Bond ETF (a)		6,249,923	132,060,873
iShares iBonds Dec 2027 Term Corporate ETF		2,676,122	64,788,914
iShares iBonds Dec 2029 Term Corporate ETF		5,217,326	121,407,176
iShares iBonds Dec 2030 Term Corporate ETF (a)		5,391,021	118,009,450
iShares iBonds Dec 2031 Term Corporate ETF (a)		6,596,990	138,009,031
iShares iBonds Dec 2032 Term Corporate ETF (a)		4,420,154	111,564,687
TOTAL EXCHANGE TRADED FUNDS (Cost $1,180,738,308)			1,198,071,468

PURCHASED OPTIONS - 5.7%(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 4.8%			$–
Alphabet, Inc., Expiration: 08/15/2025; Exercise Price: $220.00 (e)	$192,860,000	10,000	135,000
Core Scientific, Inc., Expiration: 09/19/2025; Exercise Price: $15.00 (e)	135,400,000	100,000	9,750,000
Eli Lilly & Company, Expiration: 12/19/2025; Exercise Price: $1,000.00 (e)	370,035,000	5,000	4,400,000
Merck & Company, Inc., Expiration: 08/15/2025; Exercise Price: $95.00	156,240,000	20,000	80,000
NVIDIA Corporation, Expiration: 09/19/2025; Exercise Price: $190.00 (e)	266,805,000	15,000	9,150,000
S&P 500 Index		–	$–
Expiration: 11/21/2025; Exercise Price: $7,000.00 (e)	$4,437,573,000	7,000	9,660,000
Expiration: 12/31/2025; Exercise Price: $6,950.00 (e)	1,267,878,000	2,000	7,880,000
ServiceNow, Inc., Expiration: 09/19/2025; Exercise Price: $1,100.00 (e)	325,376,400	3,450	1,776,750
Thermo Fisher Scientific, Inc., Expiration: 10/17/2025; Exercise Price: $470.00 (e)	374,144,000	8,000	19,640,000
Total Call Options			62,471,750

Put Options - 0.9%			$–
iShares iBoxx $ High Yield Corporate Bond ETF		–	$–
Expiration: 09/19/2025; Exercise Price: $78.00	200,950,000	25,000	462,500
Expiration: 10/17/2025; Exercise Price: $77.00	200,950,000	25,000	662,500
S&P 500 Index		–	$–
Expiration: 09/19/2025; Exercise Price: $6,300.00 (e)	633,939,000	1,000	9,810,000
Expiration: 09/30/2025; Exercise Price: $5,000.00 (e)	443,757,300	700	633,500
Total Put Options			11,568,500
TOTAL PURCHASED OPTIONS (Cost $71,302,478)			74,040,250

SHORT-TERM INVESTMENTS - 2.3%			Value
Money Market Funds - 2.3%		Shares
First American Treasury Obligations Fund - Class X, 4.22%(f)		30,665,031	30,665,031
TOTAL SHORT-TERM INVESTMENTS (Cost $30,665,031)			30,665,031

TOTAL INVESTMENTS - 99.4% (Cost $1,282,705,817)			1,302,776,749
Other Assets in Excess of Liabilities - 0.6%			8,035,048
TOTAL NET ASSETS - 100.0%			$1,310,811,797
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Aptus Defined Risk ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (1.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.0)%
Alphabet, Inc., Expiration: 08/15/2025; Exercise Price: $230.00	$(192,860,000)	(10,000)	$(50,000)
Core Scientific, Inc., Expiration: 09/19/2025; Exercise Price: $20.00	(135,400,000)	(100,000)	(1,900,000)
Eli Lilly & Company, Expiration: 12/19/2025; Exercise Price: $1,200.00	(370,035,000)	(5,000)	(1,400,000)
NVIDIA Corporation, Expiration: 09/19/2025; Exercise Price: $215.00	(133,402,500)	(7,500)	(1,046,250)
S&P 500 Index		–	$–
Expiration: 11/21/2025; Exercise Price: $7,200.00	(4,437,573,000)	(7,000)	(2,800,000)
Expiration: 12/31/2025; Exercise Price: $7,300.00	(1,267,878,000)	(2,000)	(1,450,000)
ServiceNow, Inc., Expiration: 09/19/2025; Exercise Price: $1,240.00	(325,376,400)	(3,450)	(301,875)
Thermo Fisher Scientific, Inc., Expiration: 10/17/2025; Exercise Price: $510.00	(187,072,000)	(4,000)	(3,620,000)
Total Call Options			(12,568,125)

Put Options - (0.2)%
S&P 500 Index		–	$–
Expiration: 09/19/2025; Exercise Price: $5,800.00	(633,939,000)	(1,000)	(2,735,000)
Expiration: 09/30/2025; Exercise Price: $4,300.00	(443,757,300)	(700)	(280,000)
Total Put Options			(3,015,000)
TOTAL WRITTEN OPTIONS (Premiums received $15,639,900)			$(15,583,125)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Aptus Defined Risk ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$1,198,071,468	$–	$–	$1,198,071,468
Purchased Options	–	74,040,250	–	74,040,250
Money Market Funds	30,665,031	–	–	30,665,031
Total Investments	$1,228,736,499	$74,040,250	$–	$1,302,776,749

Liabilities:
Investments:
Written Options	$–	$(15,583,125)	$–	$(15,583,125)
Total Investments	$–	$(15,583,125)	$–	$(15,583,125)

Refer to the Schedule of Investments and Schedule or Written Options for further disaggregation of investment categories.

Transactions With Affiliated Securities

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

					Change in
					Unrealized
	Value at	Purchases	Proceeds	Net Realized	Appreciation	Value at
Affiliated Issuer	4/30/2025	at Cost	from Sales	Gain (Loss)	(Depreciation)	7/31/2025
Invesco BulletShares 2030 Corporate Bond ETF	$126,560,646	$10,771,864	$(814,833)	$30,352	$491,770	$137,039,799
Invesco BulletShares 2031 Corporate Bond ETF	126,714,642	29,058,611	(855,865)	35,086	1,065,776	156,018,250
Invesco BulletShares 2032 Corporate Bond ETF	107,820,948	51,305,023	(787,872)	23,054	1,861,662	160,222,815
Invesco BulletShares 2033 Corporate Bond ETF	81,927,399	49,108,878	(620,259)	9,800	1,635,055	132,060,873
iShares iBonds Dec 2030 Term Corporate ETF	109,062,186	9,250,295	(700,304)	26,558	370,715	118,009,450
iShares iBonds Dec 2031 Term Corporate ETF	127,403,196	10,805,802	(817,513)	33,699	583,847	138,009,031
iShares iBonds Dec 2032 Term Corporate ETF	102,371,837	8,706,391	(657,593)	30,283	1,113,769	111,564,687
	$781,860,854			$188,832	$7,122,594	$952,924,905